Nov. 30, 2018
FEDERATED MORTGAGE FUND

INSTITUTIONAL SHARES (TICKER FGFIX)
SERVICE SHARES (TICKER FGFSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2018

On August 16, 2019, the Board of Directors (the “Board”) of Federated Total Return Series, Inc., on behalf of its series, Federated Mortgage Fund (the “Fund”), approved the following changes and enhancements related to the repositioning of the Fund's portfolio within its Morningstar, Inc. (“Morningstar”) category:

1. Effective November 27, 2019, the Fund will change its name to “Federated Select Total Return Bond Fund.” Accordingly, any and all references to “Federated Mortgage Fund” should be deleted and replaced with “Federated Select Total Return Bond Fund.”

2. Effective November 27, 2019, the Fund's non-fundamental investment policy of investing at least 80% of net assets (plus any borrowings for investment purposes) in mortgage investments will change to investing at least 80% of net assets (plus any borrowings for investment purposes) in fixed-income securities.

3. Effective December 1, 2019, the Fund's expense caps will be lowered on the Fund's IS class from 0.51% to 0.35% and on the SS class from 0.81% to 0.65% as will be reflected under “Risk/Return Summary: Fees and Expenses” at the Fund's next annual update scheduled for November 27, 2019.

4. Effective November 27, 2019, replace the section entitled “What are the Fund's Main Investment Strategies?” with the following (the section has been marked to show changes):

“What are the Fund's Main Investment Strategies?

The Fund seeks total return, which is defined as income plus capital appreciation. The Fund pursues its investment objective by investing primarily in U.S. dollar denominated, investment-grade, fixed-income securities.

Under normal market conditions, the ~~Fund invests primarily in~~ Adviser expects to invest at least 50% of the value of its net assets in mortgage-backed securities (MBS) of investment-grade quality ~~and seeks to provide returns consistent with investments in the market for U.S. home mortgages~~. The Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Fund may invest up to ~~15~~ 5% of its assets in noninvestment-grade securities, including those backed by so-called “sub-prime” mortgages and other types of noninvestment-grade securities. Noninvestment-grade securities may also be referred to as below investment-grade securities.

The Fund also may invest in U.S. government securities and certain derivative instruments (such as, for example, futures contracts, options contracts and swap contracts) to implement its investment strategies as more fully described herein.

The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Bloomberg Barclays U.S. ~~Mortgage Backed Securities~~ Aggregate Bond Index (the “Index”). At times, the Fund's investment adviser's (the “Adviser”) calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price sensitivity of a fixed-income security as a result of changes in interest rates, based on the weighted average timing of the instrument's expected fixed interest and principal payments. For example, if interest rates rise by 1% (in a parallel shift) the NAV of a fund with an average duration of five years theoretically would decline about 5.0%. As of ~~September 30, 2018~~ June 30, 2019, the duration of the Index, as published by its sponsor, was ~~5.21~~ 5.73 years. The duration of the Index and the Fund may change on a daily basis in connection with changes in interest rates and/or spreads. The Adviser seeks to create a portfolio, consisting of MBS, commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLOs), CMBX (non-agency securitized indices that track the CMBS market), derivative instruments and other securities that outperforms the Index. The Fund may also invest in certain types of securities, such as, but not limited to, GSE Risk Transfer Notes, lease-backed and asset-backed securities, event-linked bonds and other insurance-linked notes.

Based on fundamental analysis, the Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative contracts. The Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Fund's use of derivative instruments will work as intended. Derivative investments made by the Fund are included within the Fund's 80% policy (as described below) and are calculated at market value.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in ~~mortgage investments~~ fixed-income securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in ~~mortgage investments~~ fixed-income securities.”

5. Effective November 27, 2019, under the section entitled “What are the Main Risks of Investing in the Fund?” replace Credit Risk with the following:

“Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.

Collateralized Loan Obligations Risk. Collateralized loan obligations (CLOs) bear many of the same risks as other forms of asset-backed securities, including interest rate risk and issuer credit risk. As they are backed solely by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. The Fund's investment in CLOs may decrease in market value if the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or due to market anticipation of defaults and investor aversion to CLO securities as a class.”

6. Effective November 27, 2019, the Fund's broad-based securities market index (i.e., its primary benchmark) will be changed from the Bloomberg Barclays U.S. Mortgage Backed Securities Index (the “Current Benchmark”) to the Bloomberg Barclays U.S. Aggregate Bond Index (the “Proposed Benchmark”). Both the Current Benchmark and the Proposed Benchmark will be shown in the Fund's “Average Annual Total Return Table” at the Fund's next annual update scheduled for November 27, 2019.